Income Taxes - Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income tax reconciliation
Loss before income taxes	$ (6,743,970)	$ (16,306,782)	$ (36,564,444)	$ (29,568,475)
Income tax benefits at statutory rate			(7,678,533)	(6,209,380)
State Taxes			1,423,205	(2,400,960)
Non-deductible expenses			10,231,020
Stock based and other compensation			565,781
Change in valuation allowance			5,103,000	12,732,340
Deferred Tax Assets, Valuation Allowance			6,638,000	1,535,000
Other			(3,751,473)
Total			$ 5,893,000	$ 4,122,000